Share-Based Payments - Restricted Stock Equivalents (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended							0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Subsequent Event [Member]	Sep. 30, 2013 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Nov. 30, 2013 Restricted Stock [Member] Subsequent Event [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2011 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2012 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 08, 2012 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Nov. 05, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2009 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 30, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 05, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 05, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Nov. 30, 2011 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member] Minimum [Member]	Oct. 31, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 30, 2013 Date of 2016 Earnings Release [Member] Restricted Stock [Member] Management [Member] Subsequent Event [Member]	Dec. 31, 2012 Ratably Over Four Years [Member] Restricted Stock [Member] Employee [Member]	Nov. 30, 2013 Ratably Over Four Years [Member] Restricted Stock [Member] Employee [Member] Subsequent Event [Member]	Dec. 31, 2012 Third Anniversary of Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 30, 2013 Third Anniversary of Grant [Member] Restricted Stock [Member] Management [Member] Subsequent Event [Member]	Dec. 31, 2012 Date of 2015 Earnings Release [Member] Restricted Stock [Member] Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Equivalents Vesting Percentage on Third Anniversary of Grant									25.00%				30.00%							30.00%				30.00%
Vesting Amount if EPS CAGR is Achieved														66.70%							36.90%				36.90%		100.00%
Minimum EPS CAGR Required For Full Vesting																										12.00%
EPS CAGR Threshold For Vesting Percentages Less Than Full Amount														9.33%							6.95%				6.95%			5.00%
Award Vesting Period							4 years				4 years					4 years														4 years
Share Price		$ 81.45	$ 101.56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Fair Value, Percentage Premium to Closing Stock Price				7.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested RSE at October 1, 2012 (shares)	1,960,000
Nonvested RSE at October 1, 2012 (Grant Date Fair Value) ($ per share)	$ 70.38
Granted (shares)	500,000							374,600		265,200		485,600			266,300		32,700	289,000				313,300							159,600		130,700	305,000	310,000	238,600	188,300	179,800	94,100	39,800	205,600
Granted (Grant Date Fair Value) ($ per share)	$ 84.33			$ 84,300,000.00	$ 70,300,000.00	$ 74,900,000.00
Vested (shares)	620,000								91,900				130,000	201,700					85,000		58,800		48,000
Vested (Grant Date Fair Value) ($ per share)	$ 67.92
Canceled (shares)	200,000
Canceled (Grant Date Fair Value) ($ per share)	$ 69.10
Nonvested RSE at September 30, 2013 (shares)	1,640,000
Nonvested RSE at September 30, 2013 (Grant Date Fair Value) ($ per share)	$ 75.75
Total Compensation Cost Not yet Recognized				$ 47.8
Weighted Average Remaining Contractual Term				1 year 1 month 6 days
RSE Vested in Period - Total Fair Value				$ 46.7	$ 29.3	$ 25.3